Disposal of a wholly-owned subsidiary	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disposal of a wholly-owned subsidiary

Note 11 – Disposal of a wholly-owned subsidiary

On August 20, 2018, BF Beijing and Mr. Chang Yu, father of Ms. Chang Tingting Tina, Chief Executive Officer of the Company, entered into a sale and purchase agreement pursuant to which, the entire equity interest of Zhong Yuan Neuroscience was transferred to Mr. Chang Yu for a consideration of approximately $1,461,134 (RMB10 million). The consideration was equivalent to the registered capital of Zhong Yuan Neuroscience that had remained payable by BF Beijing and was settled by way of the assignment of the subscription payable by BF Beijing of the same amount to Mr. Chang. The Company recorded a gain on disposal of $3,127 for the year ended March 31, 2019.

The disposal was completed on September 8, 2018.

Assets and liabilities at the date of disposal:
Subscription receivable from Beijing YBF	$1,461,134
Due to a director	(3,127)
Net assets	$1,458,007
Gain on disposal	3,127
Consideration received	1,461,134

Whilst Zhong Yuan Neuroscience had not commenced business as of August 20, 2018, it recorded revenue of $nil and net loss of $3,064 for the year ended March 31, 2018; and revenue of $nil and net loss of $63 for the period from April 1, 2018 to August 20, 2018 (date of disposal).

CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Disposal of a wholly-owned subsidiary

Note 10 – Disposal of a wholly-owned subsidiary

On August 20, 2018, BF Beijing and Mr. Chang Yu, father of Ms. Chang Tingting Tina, Chief Executive Officer of the Company, entered into a sale and purchase agreement pursuant to which, the entire equity interest of Zhong Yuan Neuroscience was transferred to Mr. Chang Yu for a consideration of approximately $1,461,134 (RMB10 million). The consideration was equivalent to the registered capital of Zhong Yuan Neuroscience that had remained payable by BF Beijing and was settled by way of the assignment of the subscription payable by BF Beijing of the same amount to Mr. Chang. The Company recorded a gain on disposal of $3,127 for the year ended March 31, 2019.

The disposal was completed on September 8, 2018.

Assets and liabilities at the date of disposal:
Subscription receivable from Beijing YBF	$1,461,134
Due to a director	(3,127)
Net assets	$1,458,007
Gain on disposal	3,127
Consideration received	1,461,134

Whilst Zhong Yuan Neuroscience had not commenced business as of August 20, 2018, it recorded revenue of $nil and net loss of $3,064 for the year ended March 31, 2018; and revenue of $nil and net loss of $63 for the period from April 1, 2018 to August 20, 2018 (date of disposal).